Fixed Assets and Asset Retirement Obligations (Schedule of Mineral Leaseholds) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Mineral leaseholds	$ 566,019	$ 566,019
Less: Accumulated depletion	(5,538)	(1,513)
Mineral leaseholds, net	$ 560,481	$ 564,506